(9) DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
DEFERRED TAX ASSETS AND LIABILITIES

9.1- Breakdown of tax assets and liabilities

	Dec 31, 2017	Dec 31, 2016
Social contribution credit (debit)
Tax losses carryforwards	103,903	123,389
Tax benefit of merged goodwill	105,065	86,377
Temporarily nondeductible differences	(305,677)	(332,750)
Subtotal	(96,708)	(122,984)

Income tax credit (debit)
Tax losses carryforwards	303,543	358,683
Tax benefit of merged goodwill	342,262	295,987
Temporarily nondeductible differences	(844,948)	(923,383)
Subtotal	(199,141)	(268,713)

PIS and COFINS credit (debit)
Temporarily nondeductible differences	(10,543)	(9,580)

Total	(306,392)	(401,276)

Total tax credit	943,199	922,858
Total tax debit	(1,249,591)	(1,324,134)

9.2 - Tax benefit of merged intangible

Refers to the tax asset calculated on the intangible derived from the acquisition of subsidiaries, as shown in the following table, which had been incorporated and is recognized in accordance with Instructions No. 319/99 and No. 349/01 issued by the Brazilian Securities and Exchange Commission (“CVM”). The benefit is realized proportionally to the tax amortization of the merged intangible that gave rise to it, during the remaining concessions period, as shown in note 14.

	December 31, 2017		December 31, 2016
	Social contribution	Income tax	Social contribution	Income tax
CPFL Paulista	45,872	127,421	50,497	140,270
CPFL Piratininga	11,215	38,491	12,251	42,044
RGE	21,513	88,843	23,629	97,584
RGE Sul	26,466	73,515	-	-
CPFL Geração	-	13,992	-	16,090
Total	105,065	342,262	86,377	295,987

9.3 - Accumulated balances of temporarily nondeductible/nontaxable differences

	December 31, 2017			December 31, 2016
	Social contribution	Income tax	PIS/COFINS	Social contribution	Income tax	PIS/COFINS
Temporarily nondeductible differences
Provision for tax, civil and labor risks	53,687	149,130	-	45,065	125,182	-
Private pension fund	2,331	6,476	-	1,711	4,753	-
Allowance for doubtful debts	27,354	75,985	-	26,543	73,729	-
Accrued energy from the Free Market	8,382	23,284	-	7,718	21,440	-
Research and development and energy efficiency programs	21,851	60,697	-	17,474	48,538	-
Personnel-related provisions	4,111	11,420	-	3,422	9,506	-
Depreciation rate difference	5,535	15,374	-	6,200	17,223	-
Derivatives	(48,848)	(135,690)	-	(54,368)	(151,023)	-
Recognition of concession - adjustment of intangible asset (IFRS)	(7,291)	(20,253)	-	(8,355)	(23,208)	-
Recognition of concession - adjustment of financial asset (IFRS)	(117,527)	(324,387)	(7,881)	(104,080)	(287,990)	(6,157)
Actuarial losses (IFRS)	25,716	71,432	-	25,390	70,527	-
Financial instruments (IFRS)	(5,291)	(14,694)	-	(10,022)	(27,838)	-
Accelerated depreciation	(104)	(288)	-	(73)	(204)	-
Others	(15,699)	(41,527)	(2,662)	4,491	12,281	(3,423)
Temporarily nondeductible differences - accumulated comprehensive income:
Property, plant and equipment - adjustment of deemed cost (IFRS)	(51,961)	(144,336)	-	(55,223)	(153,398)	-
Actuarial losses (IFRS/CPC)	36,607	101,687	-	49,698	138,051	-
Temporarily nondeductible differences - Business combination - CPFL Renováveis
Deferred taxes - asset:
Provision for tax, civil and labor risks	13,188	36,635	-	-	-	-
Fair value of property, plant and equipment (negative value added of assets)	21,294	59,150	-	22,771	63,252	-
Deferred taxes - liability:
Fair value of property, plant and equipment (value added of assets)	(25,811)	(71,699)	-	(27,472)	(76,310)	-
Value added derived from determination of deemed cost	(62,354)	(173,207)	-	(78,443)	(217,897)	-
Intangible asset - exploration right/authorization in indirect subsidiaries acquired	(184,703)	(513,064)	-	(183,443)	(509,563)	-
Other temporary differences	(6,145)	(17,071)	-	(21,754)	(60,435)	-
Total	(305,677)	(844,947)	(10,543)	(332,750)	(923,383)	(9,580)

9.4 - Reconciliation of the income tax and social contribution amounts recognized in the statements of income for the years ended December 31, 2017, 2016 and 2015:

	2017		2016		2015
	Social contribution	Income tax	Social contribution	Income tax	Social contribution	Income tax
Profit before taxes	1,846,670	1,846,670	1,380,547	1,380,547	1,454,454	1,454,454
Reconciliation to reflect effective rate:
Equity interest in associates and joint ventures	(312,390)	(312,390)	(311,414)	(311,414)	(216,885)	(216,885)
Amortization of intangible asset acquired	48,649	62,756	48,649	62,756	84,484	108,797
Effect of presumed profit regime	(352,101)	(430,296)	(175,110)	(234,827)	(186,546)	(244,541)
Adjustment of revenue from excess demand and excess reactive power	134,778	134,778	119,272	119,272	117,374	117,374
Tax incentive - operating profit	-	(71,340)	-	(112,232)	-	(85,760)
Other permanent additions (exclusions), net	74,015	82,631	6,420	(24,063)	42,310	59,450
Tax base	1,439,621	1,312,809	1,068,364	880,040	1,295,193	1,192,890
Statutory rate	9%	25%	9%	25%	9%	25%
Tax credit (debit)	(129,566)	(328,202)	(96,153)	(220,010)	(116,567)	(298,223)
Recognized (unrecognized) tax credit, net	(39,162)	(106,699)	(54,706)	(130,621)	(43,595)	(120,792)
Total	(168,728)	(434,901)	(150,859)	(350,631)	(160,162)	(419,015)

Current	(153,543)	(387,076)	(244,015)	(623,183)	(10,916)	(1,944)
Deferred	(15,185)	(47,825)	93,156	272,552	(149,246)	(417,071)

Amortization of intangible asset acquired – Refers to the nondeductible portion of amortization of intangible assets derived from the acquisition of investees (note 14).

Recognized (unrecognized) tax assets, net – the recognized tax assets refer to the amount of tax assets on tax loss carryforwards recorded as a result of review of projections of future profits. The unrecognized tax assets refer to losses generated for which currently there is no reasonable assurance that sufficient future taxable profits will be generated to absorb them.

The deferred income tax and social contribution expense recorded in the statement of profit or loss in the amount of R$ 63,010 refers to (i) income tax and social contribution losses (R$ 74,626); (ii) tax benefit of the merged intangible (R$ 35,018) and (iii) temporary differences (revenue of R$ 46,634).

9.5 Income tax and social contribution amounts recognized in equity

The deferred income tax and social contribution recognized directly in equity (other comprehensive income) in 2017, 2016 and 2015 were as follows:

	2017		2016		2015
	Social Contribution	Income tax	Social Contribution	Income tax	Social Contribution	Income tax
Actuarial losses (gains)	(166,857)	(166,857)	527,436	527,436	(84,635)	(84,635)
Limits on the asset ceiling	21,399	21,399	(8,738)	(8,738)	7,984	7,984
Basis of calculation	(145,458)	(145,458)	518,698	518,698	(76,651)	(76,651)
Statutory rate	9%	25%	9%	25%	9%	25%
Calculated taxes	13,092	36,365	(46,683)	(129,675)	6,899	19,163
Limitation on recognition (reversal) of tax credits	-	-	13,720	38,112	(3,959)	(10,998)
Taxes recognized in other comprehensive income	13,092	36,365	(32,962)	(91,562)	2,940	8,165

9.6 Unrecognized deferred tax assets

As of December 31, 2017, the parent company has tax credits on tax loss carryforwards that were not recognized amounting to R$ 86,977 since currently there is not probable that taxable profits will be available in the future. This amount can be recognized in the future, according to the annual reviews of taxable profit projections.

Some subsidiaries have also income tax and social contribution credits on tax loss carryforwards that were not recognized because currently there is no reasonable assurance that sufficient future taxable profits will be generated to absorb them. At December 31, 2017, the main subsidiaries that have such income tax and social contribution credits are CPFL Renováveis (R$ 952,402), RGE Sul (R$248,705), Sul Geradora (R$ 72,645), CPFL Telecom (R$ 33,321) and CPFL Jaguari Geração (R$ 2,486). These tax losses can be carried forward indefinitely.